UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Net Cash provided by Operating Activities
Net Cash provided by Operating Activities	$ 13,947	$ 9,347
Cash Flows from Investing Activities:
Advances for vessels under construction	(216,559)	(98,257)
Net proceeds from exchange/ sale of vessels	72,060	10,000
Investments in affiliates	0	(4,599)
Returns of investments in unconsolidated joint ventures	1,449	2,026
Net Cash used in Investing Activities	(143,050)	(90,830)
Cash Flows from Financing Activities:
Proceeds from debt (Note 7)	156,201	74,800
Principal payments of debt	(6,906)	(3,418)
Prepayment of debt	(54,179)	0
Proceeds from issuance of series F preferred stock	47,630	0
Proceeds from related party debt (Note 7)	9,000	0
Prepayment of related party debt (Note 7)	(9,000)	0
Proceeds from equity offerings, gross (Note 9)	9,217	0
Equity offerings costs	(574)	0
Dividends of Preferred shares (Note 5 and 12)	(6,921)	0
Payment of financing costs	(3,468)	(834)
Net Cash provided by Financing Activities	141,000	70,548
Net (decrease)/increase in cash and cash equivalents and restricted cash	11,897	(10,935)
Cash and cash equivalents and restricted cash at beginning of year	6,370	23,328
Cash and cash equivalents and restricted cash at end of the period	18,267	12,393
Cash breakdown
Cash and cash equivalents	14,267	8,393
Restricted cash, non-current	4,000	4,000
SUPPLEMENTAL CASH FLOW INFORMATION
Capital expenditures included in Accounts payable/ Accrued liabilities/ Due to related parties	155	333
Capitalized fees relating to Investments in unconsolidated Joint Ventures included in Due to Related Parties	0	702
Interest paid net of capitalized interest	4,414	3,588
Finance fees included in Accounts payable/Accrued liabilities/Due to related parties	100	184
Dividends of Preferred shares included in Due to Related Parties (Note 5 and 12)	1,369	1,779
Offering expenses included in liabilities	141	0
Deemed dividend equivalents on Series F Shares related to redemption value	14,400	0
Carrying value of net assets of companies acquired	0	3,131
Settlement of related party payables	0	1,150
Settlement of Due to related parties with the issuance of Series F Shares	24,370	0
Related party S&P commissions relating to Proceeds from vessel sales included in Due to related parties	$ 346	$ 0